FORGIVENESS OF DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FORGIVENESS OF DEBT [Abstract]
Forgiveness of debt			$ 1,312